Note 9 - Leases - Balance Sheet Information (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Operating lease right-of-use assets (note 9)	$ 288,134	$ 263,639
Operating lease liabilities - current	(78,923)	(69,866)
Operating lease liabilities - non-current	(251,680)	(229,224)
Total operating lease liabilities	(330,603)	(299,090)
Fixed assets, gross	4,662	3,164
Accumulated depreciation	(2,327)	(2,320)
Fixed assets, net	2,335	844
Long-term debt - current	(1,113)	(550)
Long-term debt - non-current	(1,316)	(303)
Total finance lease liabilities	$ (2,429)	$ (853)